Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss
	December 31,
	2011	2012
Cash flows hedges unrealized loss	$ (22,904)	$ -
Cash flows hedges realized loss	(30,326)	(29,292)
Actuarial pension gain	2,104	1,467

Total	$ (51,126)	$ (27,825)